John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 98.6%		$138,994,375
(Cost $125,484,692)
Australia 3.8%		5,382,483
CSL, Ltd.	9,510	1,867,555
Macquarie Group, Ltd.	15,217	1,877,622
Mirvac Group	1,165,007	1,637,306
Brazil 2.5%		3,526,993
Itau Unibanco Holding SA, ADR	324,681	2,142,895
WEG SA	212,040	1,384,098
Canada 1.8%		2,576,891
Canadian Pacific Kansas City, Ltd.	32,023	2,576,891
Chile 0.5%		766,389
Sociedad Quimica y Minera de Chile SA, ADR	18,217	766,389
China 5.2%		7,289,576
Alibaba Group Holding, Ltd., ADR	21,792	1,572,729
BYD Company, Ltd., H Shares	82,394	1,844,816
Ping An Insurance Group Company of China, Ltd., H Shares	369,927	1,555,004
Trip.com Group, Ltd., ADR (A)	63,376	2,317,027
Denmark 3.9%		5,548,675
Novo Nordisk A/S, Class B	31,134	3,558,755
Vestas Wind Systems A/S (A)	70,577	1,989,920
Finland 1.7%		2,451,798
Sampo OYJ, A Shares	58,578	2,451,798
France 8.5%		12,006,493
AXA SA	103,766	3,482,926
L’Oreal SA	3,208	1,535,196
Rexel SA	110,357	2,939,158
Schneider Electric SE	20,612	4,049,213
Germany 10.1%		14,213,162
Deutsche Telekom AG	185,249	4,547,442
Hannover Rueck SE	8,800	2,109,500
Infineon Technologies AG	43,340	1,580,036
Mercedes-Benz Group AG	25,126	1,696,319
SAP SE	24,704	4,279,865
Hong Kong 0.6%		847,273
China Traditional Chinese Medicine Holdings Company, Ltd.	2,215,996	847,273
India 1.4%		2,040,256
HDFC Bank, Ltd., ADR	36,768	2,040,256
Indonesia 4.2%		5,874,836
Bank Rakyat Indonesia Persero Tbk PT	9,524,614	3,431,105
Telkom Indonesia Persero Tbk PT	9,742,698	2,443,731
Ireland 1.0%		1,338,169
Kerry Group PLC, Class A	6,313	562,701
Kerry Group PLC, Class A (London Stock Exchange)	8,685	775,468
Italy 1.3%		1,807,830
Prysmian SpA	41,078	1,807,830
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 10.2%		$14,314,575
Daikin Industries, Ltd.	10,319	1,653,438
Eisai Company, Ltd.	29,394	1,384,124
Hoya Corp.	12,603	1,600,949
Kurita Water Industries, Ltd.	47,351	1,729,307
Mitsubishi UFJ Financial Group, Inc.	249,500	2,336,954
ORIX Corp.	160,704	3,103,077
Sony Group Corp.	25,561	2,506,726
Netherlands 5.3%		7,457,671
ASML Holding NV	2,893	2,509,922
ING Groep NV	202,026	2,870,468
Koninklijke Ahold Delhaize NV	73,864	2,077,281
Philippines 1.3%		1,886,509
BDO Unibank, Inc.	732,827	1,886,509
Singapore 2.9%		4,036,791
Oversea-Chinese Banking Corp., Ltd.	422,021	4,036,791
South Africa 1.4%		1,987,697
Naspers, Ltd., N Shares	11,851	1,987,697
South Korea 4.2%		5,935,507
LG Chem, Ltd. (A)	4,524	1,467,066
SK Hynix, Inc.	23,995	2,402,876
SK Telecom Company, Ltd., ADR	98,595	2,065,565
Spain 1.5%		2,136,235
Industria de Diseno Textil SA	49,962	2,136,235
Sweden 2.6%		3,634,309
Atlas Copco AB, B Shares	145,668	2,017,203
Essity AB, B Shares	68,862	1,617,106
Switzerland 2.4%		3,312,105
Roche Holding AG	11,633	3,312,105
Taiwan 6.4%		8,983,935
Delta Electronics, Inc.	187,706	1,679,705
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	50,321	5,684,261
Unimicron Technology Corp.	288,750	1,619,969
Thailand 0.9%		1,244,236
Kasikornbank PCL	367,350	1,244,236
United Kingdom 13.0%		18,393,981
AstraZeneca PLC	23,779	3,152,541
Barratt Developments PLC	265,599	1,810,144
ConvaTec Group PLC (B)	961,880	2,927,360
Croda International PLC	16,393	992,211
Spirax-Sarco Engineering PLC	14,695	1,849,523
SSE PLC	114,553	2,439,741
The Sage Group PLC	105,999	1,578,103
Unilever PLC (Euronext Amsterdam Exchange)	74,760	3,644,358

Total investments (Cost $125,484,692) 98.6%	$138,994,375
Other assets and liabilities, net 1.4%	1,974,118
Total net assets 100.0%	$140,968,493

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Financials	24.4%
Industrials	16.1%
Information technology	15.2%
Health care	13.2%
Consumer discretionary	11.3%
Consumer staples	7.4%
Communication services	6.4%
Utilities	1.7%
Materials	1.7%
Real estate	1.2%
Other assets and liabilities, net	1.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$5,382,483	—	$5,382,483	—
Brazil	3,526,993	$3,526,993	—	—
Canada	2,576,891	2,576,891	—	—
Chile	766,389	766,389	—	—
China	7,289,576	3,889,756	3,399,820	—
Denmark	5,548,675	—	5,548,675	—
Finland	2,451,798	—	2,451,798	—
France	12,006,493	—	12,006,493	—
Germany	14,213,162	—	14,213,162	—
Hong Kong	847,273	—	847,273	—
India	2,040,256	2,040,256	—	—
Indonesia	5,874,836	—	5,874,836	—
Ireland	1,338,169	—	1,338,169	—
Italy	1,807,830	—	1,807,830	—
Japan	14,314,575	—	14,314,575	—
Netherlands	7,457,671	—	7,457,671	—
Philippines	1,886,509	—	1,886,509	—
Singapore	4,036,791	—	4,036,791	—
South Africa	1,987,697	—	1,987,697	—
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	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$5,935,507	$2,065,565	$3,869,942	—
Spain	2,136,235	—	2,136,235	—
Sweden	3,634,309	—	3,634,309	—
Switzerland	3,312,105	—	3,312,105	—
Taiwan	8,983,935	5,684,261	3,299,674	—
Thailand	1,244,236	—	1,244,236	—
United Kingdom	18,393,981	—	18,393,981	—
Total investments in securities	$138,994,375	$20,550,111	$118,444,264	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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